Leases - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Bed Facility Bundles Agreements	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Leases Disclosure [Line Items]
Contingent rent | $		$ 800	$ 2,500	$ 1,300
Nursing centers, expiry date		Apr. 30, 2015
Rent | $		$ 313,039	$ 302,192	$ 294,789
Current Lease Term For Eight Of Nursing Centers
Leases Disclosure [Line Items]
Nursing centers, expiry date		Apr. 30, 2018
Current Lease Term For Ninth Of Nursing Centers
Leases Disclosure [Line Items]
Nursing centers, expiry date		Apr. 30, 2020
Renewal Facilities
Leases Disclosure [Line Items]
Lease Renewal Term		5 years
Amended Master Lease
Leases Disclosure [Line Items]
Lease Renewal Term		10 years 7 months
Minimum
Leases Disclosure [Line Items]
Notice of renewal period before lease expiration		12 months
Maximum
Leases Disclosure [Line Items]
Notice of renewal period before lease expiration		18 months
Transitional Care Hospitals
Leases Disclosure [Line Items]
Number of facilities subject to renewal		22
Number of facilities renewed under master lease agreements		3
Number of facilities moved to an amended and restated		19
2014 Expiring Facilities
Leases Disclosure [Line Items]
Nursing centers, expiry date		Dec. 31, 2014
Nursing Centers
Leases Disclosure [Line Items]
Number of facilities subject to renewal		86
Number of facilities renewed under master lease agreements		15
Number of facilities moved to an amended and restated		11
Ventas
Leases Disclosure [Line Items]
Number of master lease agreements | Agreements		4
Ventas | Subsequent Event
Leases Disclosure [Line Items]
Payment to compromise early termination of leases contract | $	$ 40,000
Ventas | Minimum
Leases Disclosure [Line Items]
Each bundle containing number of leased properties | Bundles		1
Ventas | Transitional Care Hospitals
Leases Disclosure [Line Items]
Number of facilities leased under master lease agreements		38
Number of facilities subject to renewal		22
Ventas | 2014 Expiring Facilities
Leases Disclosure [Line Items]
Each bundle containing number of leased properties | Bundles		8
Nursing centers to be leased | Bed		36
Hospitals center to be leased | Bed		38
Ventas | Nursing Centers
Leases Disclosure [Line Items]
Number of facilities leased under master lease agreements		45
Number of facilities subject to renewal		26
Leases for 15 nursing centers and three TC hospitals
Leases Disclosure [Line Items]
Rent | $		$ 4,000
Leases for 11 nursing centers and 19 TC hospitals
Leases Disclosure [Line Items]
Rent | $		$ 11,000